Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income from continuing operations before income taxes
Domestic	$ 897	$ 1,028	$ 956
Foreign	263	224	175
Income from continuing operations before income taxes	$ 1,160	$ 1,252	$ 1,131